Long-term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	5.76%	6.87%	6.68%